Acquisitions (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Feb. 26, 2013 Beam Acquisition [Member]	Apr. 03, 2013 Car Charging Group Inc [Member]	Apr. 22, 2013 350 Green Acquisition [Member]
Summary of preliminary fair value of assets acquired and liabilities assumed
Cash			$ 69		$ 33,672
Property and equipment	7,485,212	1,096,351	489,469		2,598,208
Amortizable intangible assets	4,150,541		638,000	891,946
Current liabilities assumed			(622,701)		(4,766,734)
Net identifiable assets			504,837	891,946	(2,134,854)
Goodwill			1,601,882		3,299,379
Total consideration given			$ 2,106,719	$ 891,946	$ 1,164,525